Estimated Useful Lives of Property And Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Drillships and Related Equipment | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and Equipment, Useful Life	15 years
Drillships and Related Equipment | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and Equipment, Useful Life	35 years
Other Property And Equipment | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and Equipment, Useful Life	2 years
Other Property And Equipment | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and Equipment, Useful Life	7 years